Tax - Summary of Unrecognised Deferred Tax Position (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unrecognised deferred tax position [line items]
Unrecognised deferred tax	$ 262	$ 249
Gross carrying amount	1,078	1,035
Revenue losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	450	430
Unrecognised deferred tax	79	78
Capital losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	580	549
Unrecognised deferred tax	146	138
Total losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	1,030	979
Unrecognised deferred tax	225	216
Tax credits [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	32	25
Unrecognised tax credits deferred tax	32	25
Other [member]
Unrecognised deferred tax position [line items]
Unrecognised deferred tax	5	8
Gross carrying amount	$ 16	$ 31